SUPPLEMENT DATED NOVEMBER 2, 2004 TO
                   TRAVELERS VARIABLE LIFE CONTRACT PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.


                                   APPENDIX D

                           HYPOTHETICAL ILLUSTRATIONS


The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 12%. The first example illustrates that the MAXIMUM GUARANTEED Cost of Insurance Rates and policy administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the CURRENT Cost of Insurance Rates and administrative expense charge are charged in all years. Both examples also reflect the deduction of (i) 5.00% from each premium payment for premium tax (2.25%), DAC tax (1.25%) and front-end sales charges (1.50%), (ii) the mortality and expense risk charge, and (iii) an arithmetic average of Fund expenses.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The policy administrative expense charge varies by age and amount of insurance for current and guaranteed charges. Both charges are deducted monthly on a pro rata basis from each of the Investment Options.

The mortality and expense risk charge is 0.85% for the first fifteen Policy Years; thereafter it is 0.20%. The charge is deducted daily from the unloaned portion of the Cash Value.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.72%, 4.28% and 10.28%, respectively, on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of -1.07%, 4.93% and 10.93%, respectively, on a current and guaranteed basis thereafter. These approximate net annual rates of return do not reflect the deduction of the cost of insurance charge and the policy administrative charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

                                                            TRAVELERS VARIABLE LIFE

                                                FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY

                                                          LEVEL DEATH BENEFIT OPTION

                                               HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES


Male, Issue Age 47                                                                                              Face Amount $600,000

Preferred, Non-Smoker                                                                                      Annual Premium $10,000.00


            TOTAL
           PREMIUMS                  DEATH BENEFIT                          CASH VALUE                      CASH SURRENDER VALUE
            WITH 5%      -----------------------------------    --------------------------------     -------------------------------
YEAR       INTEREST          0%          6%           12%           0%        6%          12%           0%       6%           12%
----       --------          --          --           ---           --        --          ---           --       --           ---
  1        $10,500.00    $600,000     $600,000      $600,000     $5,450     $5,895        $6,341        $566    $1,011       $1,457
  2        $21,525.00    $600,000     $600,000      $600,000    $10,577    $11,808       $13,097      $6,179    $7,410       $8,699
  3        $33,101.25    $600,000     $600,000      $600,000    $15,363    $17,721       $20,294     $11,457   $13,815      $16,388
  4        $45,256.31    $600,000     $600,000      $600,000    $20,429    $24,270       $28,639     $17,009   $20,850      $25,219
  5        $58,019.13    $600,000     $600,000      $600,000    $25,086    $30,783       $37,533     $22,158   $27,855      $34,605
  6        $71,420.08    $600,000     $600,000      $600,000    $29,298    $37,219       $47,002     $26,856   $34,777      $44,560
  7        $85,491.09    $600,000     $600,000      $600,000    $33,021    $43,528       $57,070     $31,065   $41,572      $55,114
  8       $100,265.64    $600,000     $600,000      $600,000    $36,220    $49,668       $67,774     $34,756   $48,204      $66,310
  9       $115,778.93    $600,000     $600,000      $600,000    $38,865    $55,603       $79,170     $37,887   $54,625      $78,192
 10       $132,067.87    $600,000     $600,000      $600,000    $40,931    $61,298       $91,325     $40,445   $60,812      $90,839
 15       $226,574.92    $600,000     $600,000      $600,000    $41,176    $84,499      $166,596     $41,176   $84,499     $166,596
 20       $347,192.52    $600,000     $600,000      $600,000    $17,148    $92,657      $285,748     $17,148   $92,657     $285,748
 25       $501,134.54          $0     $600,000      $600,000         $0    $60,742      $490,507          $0   $60,742     $490,507
 30       $697,607.90          $0           $0      $912,934         $0         $0      $869,461          $0        $0     $869,461
 35       $948,363.23          $0           $0    $1,565,630         $0         $0    $1,491,076          $0        $0   $1,491,076
 40     $1,268,397.63          $0           $0    $2,600,794         $0         $0    $2,476,947          $0        $0   $2,476,947
 45     $1,676,851.64          $0           $0    $4,165,331         $0         $0    $4,005,126          $0        $0   $4,005,126
 50     $2,198,153.96          $0           $0    $6,683,916         $0         $0    $6,683,916          $0        $0   $6,683,916
 53     $2,577,739.22          $0           $0    $9,159,044         $0         $0    $9,159,044          $0        $0   $9,159,044


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

                                              TRAVELERS VARIABLE LIFE DEATH BENEFIT PRODUCT

                                             FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY

                                                        LEVEL DEATH BENEFIT OPTION

                                              HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES

Male, Issue Age 47                                                                                         Face Amount $600,000

Preferred, Non-Smoker                                                                                      Annual Premium $10,000.00



          TOTAL
         PREMIUMS                  DEATH BENEFIT                          CASH VALUE                    CASH SURRENDER VALUE
          WITH 5%     -----------------------------------    ---------------------------------   -----------------------------------
YEAR     INTEREST         0%         6%             12%          0%          6%          12%        0%            6%           12%
----     --------         --         --             ---          --          --          ---        --            --           ---
 1       $10,500.00   $600,000     $600,000      $600,000     $6,837      $7,326        $7,817     $1,953       $2,442        $2,933
 2       $21,525.00   $600,000     $600,000      $600,000    $13,562     $14,974       $16,448     $9,164      $10,576       $12,050
 3       $33,101.25   $600,000     $600,000      $600,000    $20,170     $22,952       $25,973    $16,264      $19,046       $22,067
 4       $45,256.31   $600,000     $600,000      $600,000    $27,286     $31,918       $37,151    $23,866      $28,498       $33,731
 5       $58,019.13   $600,000     $600,000      $600,000    $34,264     $41,259       $49,479    $31,336      $38,331       $46,551
 6       $71,420.08   $600,000     $600,000      $600,000    $41,111     $50,999       $63,085    $38,669      $48,557       $60,643
 7       $85,491.09   $600,000     $600,000      $600,000    $47,820     $61,146       $78,097    $45,864      $59,190       $76,141
 8      $100,265.64   $600,000     $600,000      $600,000    $54,377     $71,705       $94,652    $52,913      $70,241       $93,188
 9      $115,778.93   $600,000     $600,000      $600,000    $60,777     $82,690      $112,910    $59,799      $81,712      $111,932
10      $132,067.87   $600,000     $600,000      $600,000    $67,029     $94,126      $133,061    $66,543      $93,640      $132,575
15      $226,574.92   $600,000     $600,000      $600,000    $95,421    $158,222      $269,685    $95,421     $158,222      $269,685
20      $347,192.52   $600,000     $600,000      $605,112   $119,634    $240,505      $508,497   $119,634     $240,505      $508,497
25      $501,134.54   $600,000     $600,000    $1,030,682   $134,023    $341,983      $912,108   $134,023     $341,983      $912,108
30      $697,607.90   $600,000     $600,000    $1,668,890   $138,980    $473,723    $1,589,419   $138,980     $473,723    $1,589,419
35      $948,363.23   $600,000     $683,490    $2,857,044   $126,764    $650,943    $2,720,995   $126,764     $650,943    $2,720,995
40    $1,268,397.63   $600,000     $919,406    $4,826,428    $78,177    $875,624    $4,596,599    $78,177     $875,624    $4,596,599
45    $1,676,851.64         $0   $1,200,920    $7,999,054         $0  $1,154,731    $7,691,398         $0   $1,154,731    $7,691,398
50    $2,198,153.96         $0   $1,518,420   $12,937,857         $0  $1,518,420   $12,937,857         $0   $1,518,420   $12,937,857
53    $2,577,739.22         $0   $1,785,651   $17,695,956         $0  $1,785,651   $17,695,956         $0   $1,785,651   $17,695,956


These hypothetical rates of returns are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.